Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCRUED LIABILITIES [Abstract]
Consideration payable for business acquisitions	$ 2,820	$ 19,658
Customer deposits	3,807	5,258
Advance from government grants	3,479	3,007
Accrued transaction costs for acquisition of the 17173 Business	1,670	1,541
Others	3,096	2,695
Total	$ 14,872	$ 32,159